Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value measurement [Abstract]
Non-financial assets	$ 4,124,212	$ 11,923,301	$ 12,416,108
Recurring [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	2,544,881	9,342,333
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	1,118,250	8,028,276	$ 8,131,363
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	242,204	253,396
Recurring [Member] | Land [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,184,427	$ 1,060,661